Other Balance Sheet Accounts - Provisions (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Jun. 30, 2019
Current provisions:
Employee benefits	$ 14,291	$ 8,983
Non-current provisions:
Employee benefits	6,036	3,323
Dilapidation provision	3,457	2,759
Total non-current provisions	$ 9,493	$ 6,082